UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust I
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

ATAC Credit Rotation ETF Tailored Shareholder Report

Semi-annual shareholder report February 28, 2026

ATAC Credit Rotation ETF

Ticker: JOJO (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the ATAC Credit Rotation ETF (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.atacfunds.com/jojo. You can also request this information by contacting us at (855) 282‑2386 or by writing the Fund at ATAC Credit Rotation ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
ATAC Credit Rotation ETF	$51	0.98%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of February 28, 2026)

Fund Size (Thousands)	$6,095
Number of Holdings	3
Net Advisory Fee Paid	$30,492
Portfolio Turnover Rate	873%

Sector Breakdown

(% of total net assets)

What did the Fund invest in?

(as of February 28, 2026)

Top Holdings	(% of total net assets)
iShares 20+ Year Treasury Bond ETF	80.0
iShares 7-10 Year Treasury Bond ETF	19.7

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.atacfunds.com/jojo.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

ATAC Rotation Fund Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2026 ATAC Rotation Fund Ticker: ATACX - Investor Class

This semi-annual shareholder report contains important information about the ATAC Rotation Fund (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.atacfunds.com/atacx. You can also request this information by contacting us at 855‑ATACFUND (855‑282‑2386) or by writing the Fund at ATAC Rotation Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$86	1.69%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of February 28, 2026)

Fund Size (Thousands)	$51,187
Number of Holdings	5
Net Advisory Fee Paid	$190,895
Portfolio Turnover Rate	877%

Sector Breakdown
(% of total net assets)

What did the Fund invest in?

(as of February 28, 2026)

Top Issuers	(% of total net assets)
Vanguard Extended Duration Treasury ETF	25.4
State Street SPDR Portfolio Long Term Treasury ETF	24.8
Vanguard Long-Term Treasury ETF	24.8
Schwab Intermediate-Term U.S. Treasury ETF	24.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.atacfunds.com/atacx.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

ATAC Rotation Fund Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2026 ATAC Rotation Fund Ticker: ATCIX - Institutional Class

This semi-annual shareholder report contains important information about the ATAC Rotation Fund (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.atacfunds.com/atacx. You can also request this information by contacting us at 855‑ATACFUND (855‑282‑2386) or by writing the Fund at ATAC Rotation Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$74	1.44%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of February 28, 2026)

Fund Size (Thousands)	$51,187
Number of Holdings	5
Net Advisory Fee Paid	$190,895
Portfolio Turnover Rate	877%

Sector Breakdown
(% of total net assets)

What did the Fund invest in?

(as of February 28, 2026)

Top Issuers	(% of total net assets)
Vanguard Extended Duration Treasury ETF	25.4
State Street SPDR Portfolio Long Term Treasury ETF	24.8
Vanguard Long-Term Treasury ETF	24.8
Schwab Intermediate-Term U.S. Treasury ETF	24.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.atacfunds.com/atacx.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

February 28, 2026 (Unaudited)

Tidal Trust I

ATAC Credit Rotation ETF	| JOJO | NYSE Arca, Inc.

ATAC Credit Rotation ETF

ATAC Credit Rotation ETF

Schedule of Investments

February 28, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 99.7%	Shares	Value
iShares 20+ Year Treasury Bond ETF(a)	53,700	$4,877,034
iShares 7-10 Year Treasury Bond ETF	12,200	1,195,478
		6,072,512

TOTAL EXCHANGE TRADED FUNDS (Cost $5,849,580)		6,072,512

SHORT-TERM INVESTMENTS - 0.4%	Shares	Value
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 3.60%(b)	26,843	26,843

TOTAL SHORT-TERM INVESTMENTS (Cost $26,843)		26,843

TOTAL INVESTMENTS - 100.1% (Cost $5,876,423)		6,099,355
Liabilities in Excess of Other Assets - (0.1)%		(4,381)
TOTAL NET ASSETS - 100.0%		$6,094,974

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized effective yield as of February 28, 2026.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

February 28, 2026 (Unaudited)

ATAC Credit Rotation ETF
ASSETS:
Investments, at value (cost $5,876,423) (Note 2)	$6,099,355
Interest receivable	74
Securities lending income receivable (Note 5)	31
Total assets	6,099,460

LIABILITIES:
Payable to adviser (Note 4)	4,486
Total liabilities	4,486
NET ASSETS	$6,094,974

NET ASSETS CONSISTS OF:
Paid-in capital	$7,731,970
Total distributable earnings/(accumulated losses)	(1,636,996)
Total Net Assets	$6,094,974

Net assets	$6,094,974
Shares issued and outstanding(a)	375,000
Net asset value per share	$16.25

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Period Ended February 28, 2026 (Unaudited)

ATAC Credit Rotation ETF
INVESTMENT INCOME:
Dividend income	$168,941
Interest income	386
Securities lending income (Note 5)	2,283
Total investment income	171,610

EXPENSES:
Investment advisory fee (Note 4)	38,892
Total expenses	38,892
Expense reimbursement by Adviser (Note 4)	(8,400)
Net expenses	30,492
NET INVESTMENT INCOME (LOSS)	141,118

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	142,936
In-kind redemptions	6,658
Net realized gain (loss)	149,594
Net change in unrealized appreciation (depreciation) on:
Investments	222,752
Net change in unrealized appreciation (depreciation)	222,752
Net realized and unrealized gain (loss)	372,346
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$513,464

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	ATAC Credit Rotation ETF
	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$141,118	$214,746
Net realized gain (loss)	149,594	(2,329)
Net change in unrealized appreciation (depreciation)	222,752	1,943
Net increase (decrease) in net assets resulting from operations	513,464	214,360

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(158,407)	(214,746)
Return of capital	–	(25,277)
Total distributions to shareholders	(158,407)	(240,023)

CAPITAL TRANSACTIONS:
Subscriptions	785,430	13,854,437
Redemptions	(1,567,510)	(10,303,620)
Net increase (decrease) in net assets from capital transactions	(782,080)	3,550,817

NET INCREASE (DECREASE) IN NET ASSETS	(427,023)	3,525,154

NET ASSETS:
Beginning of the period	6,521,997	2,996,843
End of the period	$6,094,974	$6,521,997

SHARES TRANSACTIONS
Subscriptions	50,000	925,000
Redemptions	(100,000)	(700,000)
Total increase (decrease) in shares outstanding	(50,000)	225,000

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	ATAC Credit Rotation ETF
	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Period Ended August 31, 2021(a)
PER SHARE DATA:

Net asset value, beginning of period	$15.35	$14.98	$14.79	$15.52	$20.14	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)(c)	0.35	0.63	0.60	0.63	0.30	0.00 (d)
Net realized and unrealized gain (loss)(e)	0.94	0.48	0.25	(0.73)	(4.14)	0.16
Total from investment operations	1.29	1.11	0.85	(0.10)	(3.84)	0.16

LESS DISTRIBUTIONS FROM:
Net investment income	(0.39)	0.66	(0.60)	(0.63)	(0.63)	(0.02)
Return of capital	–	(0.08)	(0.06)	0.00 (d)	(0.15)	–
Total distributions	(0.39)	(0.74)	(0.66)	(0.63)	(0.78)	(0.02)

Net asset value, end of period	$16.25	$15.35	$14.98	$14.79	$15.52	$20.14
TOTAL RETURN(f)	8.63%	7.60%	6.01%	(0.62)%	(19.58)%	0.79%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, end of period (in thousands)	$6,095	$6,522	$2,997	$5,177	$6,210	$4,028
Ratio of expenses to average net assets:
Before Investment Advisory Fees waived(g)(h)	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
After Investment Advisory Fees waived(g)(h)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of net investment income to average net assets(g)(h)	4.54%	4.25%	4.17%	4.19%	1.68%	0.11%
Portfolio turnover rate(f)(i)	873%	1,141%	1,440%	1,559%	1,950%	174%

(a)	Inception date of the Fund was July 15, 2021.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange-traded funds in which the Fund invests.

(d)	Amount represents less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

(e)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments.

Recognition of net investment income by the Fund is affected by the timing of the underlying exchange-traded funds in which the Fund invests.

(i)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

February 28, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

The ATAC Credit Rotation ETF (the “Fund”) is a diversified series of shares of beneficial interest of Tidal Trust I (the “Trust”) .. The Fund commenced operations as a non-diversified series of the Trust; however, the Fund continuously operated as diversified for three years and as of July 15, 2024, the Fund is now classified as diversified. The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund. Tactical Rotation Management (“TRM” or the “Sub-Adviser”), serves as sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The Fund commenced operations on July 15, 2021.

The investment objective of the Fund is to seek current income and long-term capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair

Notes to Financial Statements

February 28, 2026 (Unaudited)

valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2026:

ATAC Credit Rotation ETF
	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$6,072,512	$–	$–	$6,072,512
Money Market Funds	26,843	–	–	26,843
Total Investments	$6,099,355	$–	$–	$6,099,355

Refer to the Schedule of Investments for further disaggregation of investment categories.

Notes to Financial Statements

February 28, 2026 (Unaudited)

Federal Income Taxes - The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Fund intends to declare as dividends in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

As of February 28, 2026, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Fund are declared and paid monthly. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share is calculated by dividing the sum of the value of the securities held by a, Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded

Notes to Financial Statements

February 28, 2026 (Unaudited)

to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Associated Risks of Short-Term Signals. Because the Fund expects to change its exposure as frequently as weekly based on short-term performance information, (i) the Fund’s exposure may be affected by significant market movements at or near the end of such short-term period that are not predictive of such asset’s performance for subsequent periods and (ii) changes to the Fund’s exposure may lag a significant change in an asset’s direction (up or down) if such changes first take effect at or near a weekend. Such lags between an asset’s performance and changes to the Fund’s exposure may result in significant underperformance relative to the broader fixed income market.

Additionally, because the Sub-Adviser determines the exposure for the Fund based on the performance of the Utilities sector relative to the performance of the U.S. large-capitalization equity market, the Fund is exposed to the risk that such assets or their relative performance fail to accurately produce an advantageous signal. Consequently, the Fund may significantly underperform relative to the broader fixed income market if the ATAC Credit-On/Credit-Off Index (the “Index”) is unsuccessful at producing an advantageous signal for the allocation of one or more ETFs (“Underlying ETFs”).

Underlying ETFs Risks. The Fund may suffer losses due to the investment practices of the Underlying ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, the market price of the shares of an Underlying ETF in which the Fund invests will fluctuate based on changes in the NAV as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market for an Underlying ETF’s shares may not develop, and market trading in the shares of the Underlying ETF may be halted under certain circumstances. The Fund will incur higher and duplicative expenses because it invests in Underlying ETFs. Underlying ETFs are also subject to the “ETF Risks” described below.

Interest Rate Risk. When interest rates increase, underlying fixed-income securities or instruments held by the Fund will generally decline in value. Low interest rate environments heighten the risks associated with rising interest rates. A rising interest rate environment may adversely impact the liquidity of fixed-income securities and lead to increased volatility of fixed income markets. Long-term fixed-income securities or instruments will normally have

Notes to Financial Statements

February 28, 2026 (Unaudited)

more price volatility because of this risk than short-term fixed- income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of underlying fixed-income securities and instruments held by the Fund.

Credit Risk. Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. These circumstances all affect the credit risk associated with debt securities and the credit risk could increase to the extent that the Fund’s ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market’s perception of the creditworthiness of the issuer.

Fixed-Income Securities Risk. The Fund may invest directly or through Underlying ETFs in fixed-income securities. The prices of fixed-income securities may be affected by changes in interest rates, the creditworthiness and financial strength of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing fixed-income securities to fall and often has a greater impact on longer-duration and/or higher quality fixed-income securities. Falling interest rates will cause the Fund or an Underlying ETF to reinvest the proceeds of fixed-income securities that have been repaid by the issuer at lower interest rates and may also reduce the Fund’s or such Underlying ETF’s distributable income because interest payments on floating-rate fixed-income instruments held by the Fund or Underlying ETF will decline. The Fund could lose money on direct or indirect investments in fixed-income securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner.

General Market Risk. Economies and financial markets throughout the world are interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The market value of a security in the Fund’s portfolio may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Government Securities Risk. The Fund may invest directly or through Underlying ETFs in government securities. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Changes in the financial condition or credit rating of the U.S government may cause the value of U.S. Treasury obligations to decline. Debt securities with a longer maturity, such as U.S. Treasuries, may fluctuate in value more than ones with a shorter maturity.

High Portfolio Turnover Risk. The Fund actively and frequently trades all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses.

Notes to Financial Statements

February 28, 2026 (Unaudited)

Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

High- Yield Securities Risk. Securities rated below-investment-grade are often referred to as high-yield securities or “junk bonds” and are considered speculative in nature. The Fund may invest directly or through Underlying ETFs in high-yield securities. Investments in lower-rated corporate-debt securities typically entail greater price volatility and principal and income risk. High-yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment-grade securities. The prices of high-yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high-yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high-yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund by investing in such securities may incur additional expenses to obtain recovery.

Management Risk. The Fund is actively-managed and may not meet its investment objectives based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.

ETF Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that

Notes to Financial Statements

February 28, 2026 (Unaudited)

Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid-ask spreads and differences between the market price of Shares and the underlying value of those Shares.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund as follows:

Investment Advisory Fee	Investment Advisory Fee After Waiver
1.25%	0.98%

The Adviser has contractually agreed to waive 0.27% of its Investment Advisory Fee until at least December 31, 2026 for the Fund (the “Fee Waiver Agreement”). The Fee Waiver Agreement may be terminated only by, or with the consent of, the Board. Any waived Investment Advisory Fees are not able to be recouped by the Adviser under the Fee Waiver Agreement.

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay or requires the Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended February 28, 2026 are disclosed in the Statement of Operations.

The Sub-Adviser serves as investment sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.025% of the Fund’s average daily net assets. The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund, except for Excluded Expenses and the sub-advisory fee payable to the Sub-Adviser. For assuming a portion of the payment obligations for the Fund, the Adviser has agreed to pay

Notes to Financial Statements

February 28, 2026 (Unaudited)

the Sub-Adviser a portion of the profits, if any, generated by the Fund’s Investment Advisory Fee. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 - SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Fund. The Fund receives compensation in the form of net fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of February 28, 2026, the Fund did not have any securities on loan.

The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Fund bears the risk of loss associated with the investment of cash collateral received.

During the period ended February 28, 2026, the Fund loaned securities that were collateralized by cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed in the Fund’s Schedule of Investments, if applicable. Securities lending income is disclosed in the Fund’s Statement of Operations.

Notes to Financial Statements

February 28, 2026 (Unaudited)

The Fund is not subject to a master netting agreement with respect to the Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

NOTE 6 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

The Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 7 - PURCHASES AND SALES OF SECURITIES

For the period ended February 28, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Purchases	Sales
$55,244,693	$55,272,934

For the period ended February 28, 2026, there were no purchases or sales of long-term U.S. government securities.

For the period ended February 28, 2026, in-kind transactions associated with creations and redemptions for the Fund were:

Purchases	Sales
$783,941	$1,565,985

NOTE 8 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended February 28, 2026 and August 31, 2025 were as follows:

Notes to Financial Statements

February 28, 2026 (Unaudited)

Distributions paid from:	February 28, 2026	August 31, 2025
Ordinary Income	$158,407	$214,746
Return of Capital	–	25,277

As of the most recent fiscal year ended August 31, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

ATAC Credit
Rotation ETF
Cost of investments(a)	$9,865,851
Gross tax unrealized appreciation	366
Gross tax unrealized depreciation	(186)
Net tax unrealized appreciation (depreciation)	180
Undistributed ordinary income (loss)	–
Undistributed long-term capital gain (loss)	–
Total distributable earnings	–
Other accumulated gain (loss)	(1,992,232)
Total distributable earnings/(accumulated losses)	$(1,992,052)

(a)	The difference between book and tax-basis unrealized appreciation is primarily due to wash sale adjustments.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the most recent fiscal year ended August 31, 2025, the Fund had not elected to defer any post-October or late-year losses.

As of August 31, 2025, the Fund had long-term and short-term capital loss carryovers of $0 and $1,992,232, respectively, which do not expire.

NOTE 9 - SHARES TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the Shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Notes to Financial Statements

February 28, 2026 (Unaudited)

The Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Fund have equal rights and privileges.

NOTE 10 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 11 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

Financial Statements

February 28, 2026 (Unaudited)

Tidal Trust I

ATAC Rotation Fund – Investor Class	|	ATACX	|
ATAC Rotation Fund – Institutional Class	|	ATCIX	|

ATAC Rotation Fund

Schedule of Investments

February 28, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 99.1%	Shares	Value
Schwab Intermediate-Term U.S. Treasury ETF	488,632	$12,411,253
State Street SPDR Portfolio Long Term Treasury ETF	461,741	12,679,408
Vanguard Extended Duration Treasury ETF(a)	187,739	12,980,274
Vanguard Long-Term Treasury ETF	219,063	12,670,604
		50,741,539

TOTAL EXCHANGE TRADED FUNDS (Cost $48,951,467)		50,741,539

SHORT-TERM INVESTMENTS - 1.3%	Shares	Value
Money Market Funds - 1.3%
First American Government Obligations Fund - Class X, 3.60%(b)	655,913	655,913

TOTAL SHORT-TERM INVESTMENTS (Cost $655,913)		655,913

TOTAL INVESTMENTS - 100.4% (Cost $49,607,380)		51,397,452
Liabilities in Excess of Other Assets - (0.4)%		(210,071)
TOTAL NET ASSETS - 100.0%		$51,187,381

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	The rate shown represents the 7-day annualized effective yield as of February 28, 2026.

The accompanying notes are an integral part of these financial statements.

1

Statement of Assets and Liabilities

February 28, 2026 (Unaudited)

ATAC Rotation Fund
ASSETS:
Investments, at value (cost $49,607,380) (Note 2)	$51,397,452
Prepaid expenses and other assets	16,813
Interest receivable	2,287
Receivable for fund shares sold	89
Total assets	51,416,641

LIABILITIES:
Payable for fund administration and accounting fees (Note 3)	75,026
Payable for transfer agent fees and expenses (Note 3)	71,620
Payable to adviser, net of waiver (Note 3)	18,558
Payable audit fees	13,612
Payable for legal fees	11,819
Payable for distribution fees	8,461
Payable for capital shares redeemed	8,407
Payable for printing and mailing	5,460
Payable for custody fees (Note 3)	3,740
Payable to custodian	183
Other accrued expenses	12,374
Total liabilities	229,260
NET ASSETS	$51,187,381

NET ASSETS CONSISTS OF:
Paid-in capital	$87,427,766
Total distributable earnings/(accumulated losses)	(36,240,385)
Total Net Assets	$51,187,381

Institutional Class
Net assets	$42,096,042
Shares issued and outstanding(a)	1,017,247
Net asset value per share	$41.38

Investor Class
Net assets	$9,091,339
Shares issued and outstanding(a)	223,448
Net asset value per share	$40.69

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

2

Statement of Operations

For the Period Ended February 28, 2026 (Unaudited)

ATAC Rotation Fund

INVESTMENT INCOME:
Dividend income	$751,832
Interest income	16,013
Total investment income	767,845

EXPENSES:
Investment advisory fee (Note 3)	309,466
Fund administration & accounting fees (Note 3)	57,241
Transfer agent fees (Note 3)	52,436
Federal and state registration fees	19,340
Distribution fees (Note 4)	11,720
Audit fees	10,362
Compliance fees	7,397
Legal fees	4,959
Postage & printing fees	3,852
Custodian fees (Note 3)	3,598
Trustees’ fees	2,337
Insurance fees	1,086
Interest expense (Note 8)	540
Other expenses and fees	2,462
Total expenses	486,796
Expense reimbursement by Adviser (Note 3)	(118,571)
Net expenses	368,225
NET INVESTMENT INCOME (LOSS)	399,620

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	779,052
Net realized gain (loss)	779,052
Net change in unrealized appreciation (depreciation) on:
Investments	1,877,597
Net change in unrealized appreciation (depreciation)	1,877,597
Net realized and unrealized gain (loss)	2,656,649
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,056,269

The accompanying notes are an integral part of these financial statements.

3

Statements of Changes in Net Assets

	ATAC Rotation Fund
	Period Ended
	February 28, 2026	Year Ended
	(Unaudited)	August 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$399,620	$865,780
Net realized gain (loss)	779,052	3,769,710
Net change in unrealized appreciation (depreciation)	1,877,597	(63,985)
Net increase (decrease) in net assets resulting from operations	3,056,269	4,571,505

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class
From earnings	(706,136)	(381,165)
Investor Class
From earnings	(159,653)	(134,090)
Total distributions to shareholders	(865,789)	(515,255)

CAPITAL TRANSACTIONS:
Institutional Class:
Subscriptions	1,985,574	7,209,522
Redemptions	(1,986,515)	(10,865,849)
Distributions reinvested	702,687	379,133
Net increase (decrease) in net assets from Institutional Class transactions	701,746	(3,277,194)
Investor Class:
Subscriptions	378,245	2,058,992
Redemptions	(1,832,449)	(10,194,088)
Distributions reinvested	146,469	126,639
Net increase (decrease) in net assets from Investor Class transactions	(1,307,735)	(8,008,457)
Net increase (decrease) in net assets from capital transactions	(605,989)	(11,285,651)

NET INCREASE (DECREASE) IN NET ASSETS	1,584,491	(7,229,401)

NET ASSETS:
Beginning of the period	49,602,890	56,832,291
End of the period	$51,187,381	$49,602,890

SHARES TRANSACTIONS
Institutional Class:
Subscriptions	49,343	212,882
Redemptions	(49,291)	(309,908)
Distributions reinvested	17,691	11,389
Total increase (decrease) in shares outstanding	17,743	(85,637)
Investor Class:
Subscriptions	9,605	60,877
Redemptions	(45,983)	(309,616)
Distributions reinvested	3,749	3,859
Total increase (decrease) in shares outstanding	(32,629)	(244,880)

(a)	The Fund was reorganized into Tidal Trust I on July 14, 2025. See Note 1 in the Notes to Financial Statements for additional information about the reorganization.

The accompanying notes are an integral part of these financial statements.

4

Financial Highlights

For a share outstanding throughout the periods presented

	ATAC Rotation Fund - Institutional Class
	Period Ended
	February 28,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2026	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2025(a)	2024	2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of period	$39.63	$35.99	$27.45	$30.42	$43.41	$47.81

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)(c)	0.33	0.60	0.31	(0.05)	(0.10)	(0.09)
Net realized and unrealized gain (loss)(d)	2.13	3.37	8.23	(2.92)	(12.89)	1.77
Total from investment operations	2.46	3.97	8.54	(2.97)	(12.99)	1.68

LESS DISTRIBUTIONS FROM:
Net investment income	(0.71)	(0.33)	–	–	–	(0.09)
Net realized gains	–	–	–	–	–	(5.99)
Total distributions	(0.71)	(0.33)	–	–	–	(6.08)

Net asset value, end of period	$41.38	$39.63	$35.99	$27.45	$30.42	$43.41
TOTAL RETURN(e)	6.28%	11.19%	31.11%(f)	(9.76)%	(29.92)%	2.75%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$42,096	$39,612	$39,055	$39,356	$62,336	$136,443
Ratio of expenses to average net assets:
Before Investment
Advisory Fees waived(g)(h)	1.92%	2.00%	2.08%	2.12%	1.68%	1.53%
After Investment
Advisory Fees waived(g)(h)	1.44%	1.50%	1.59%	1.77%	1.56%	1.50%
Ratio of expenses excluding interest expense to average net assets:
Before Investment Advisory
Fees waived(g)(h)	1.92%	1.98%	1.98%	1.84%	1.61%	1.52%
After Investment Advisory
Fees waived(g)(h)	1.44%	1.48%	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income to average net assets(g)(h)	1.65%	1.71%	1.02%	(0.18)%	(0.27)%	(0.20)%

The accompanying notes are an integral part of these financial statements.

5

Financial Highlights

For a share outstanding throughout the periods presented

		ATAC Rotation Fund - Institutional Class
	Period Ended
	February 28,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2026	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2025(a)	2024	2023	2022	2021
Portfolio turnover rate(e)(i)	877%	1,327%	2,155%	2,259%	2,610%	2,030%

(a)	The Fund reorganized into Tidal Trust I on July 14, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange-traded funds in which the Fund invests. The ratio does not include net investment income of the exchange-traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(e)	Not annualized for periods less than one year.
(f)	Payment from investment adviser due to a trade error added 1.13% to this return.
(g)	Annualized for periods less than one year.
(h)	These ratios exclude the impact of expenses of the underlying exchange-traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange-traded funds in which the Fund invests.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

6

Financial Highlights

For a share outstanding throughout the periods presented

	ATAC Rotation Fund - Investor Class
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28,
	2026	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2025(a)	2024	2023	2022	2021

PER SHARE DATA:

Net asset value, beginning of period	$39.01	$35.49	$27.13	$30.14	$43.13	$47.60

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)(c)	0.28	0.53	0.23	(0.13)	(0.20)	(0.21)
Net realized and unrealized gain (loss)(d)	2.10	3.29	8.13	(2.88)	(12.79)	1.76
Total from investment operations	2.38	3.82	8.36	(3.01)	(12.99)	1.55

LESS DISTRIBUTIONS FROM:
Net investment income	(0.70)	(0.30)	–	–	–	(0.03)
Net realized gains	–	–	–	–	–	(5.99)
Total distributions	(0.70)	(0.30)	–	–	–	(6.02)

Net asset value, end of period	$40.69	$39.01	$35.49	$27.13	$30.14	$43.13
TOTAL RETURN(e)	6.17%	10.91%	30.81%(f)	(9.99)%	(30.12)%	2.49%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,091	$9,990	$17,778	$18,298	$26,646	$84,449
Ratio of expenses to average net assets:
Before Investment Advisory
Fees waived(g)(h)	2.16%	2.25%	2.33%	2.37%	1.92%	1.77%
After Investment Advisory
Fees waived(g)(h)	1.69%	1.75%	1.84%	2.01%	1.80%	1.75%
Ratio of expenses excluding interest expense to average net assets:
Before Investment Advisory
Fees waived(g)(h)	2.16%	2.23%	2.23%	2.10%	1.86%	1.76%
After Investment Advisory Fees
waived(g)(h)	1.69%	1.73%	1.74%	1.74%	1.74%	1.74%
Ratio of net investment income to average net assets(g)(h)	1.45%	1.57%	0.77%	(0.43)%	(0.51)%	(0.45)%
Portfolio turnover rate(e)(i)	877%	1,327%	2,155%	2,259%	2,610%	2,030%

(a)	The Fund reorganized into Tidal Trust I on July 14, 2025.

The accompanying notes are an integral part of these financial statements.

7

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange-traded funds in which the Fund invests. The ratio does not include net investment income of the exchange-traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Payment from investment adviser due to a trade error added 1.13% to this return.
(g)	Annualized for periods less than one year.
(h)	These ratios exclude the impact of expenses of the underlying exchange-traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange-traded funds in which the Fund invests.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

8

Notes to Financial Statements

February 28, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

The ATAC Rotation Fund (the “Fund”) is a diversified series of shares of beneficial interest of Tidal Trust I (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Fund offers Investor Class and Institutional Class Shares. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and Tactical Rotation Management, LLC (“TRM” or the “Sub-Adviser”), serves as investment sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The Fund currently offers two classes of shares, the Investor Class and the Institutional Class. Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class. The Fund’s Investor Class commenced operations on September 10, 2012 and the Institutional Class commenced operations on March 26, 2018.

The Fund became a series of the Trust pursuant to a reorganization that took place following the close of business on July 14, 2025 (the “Reorganization”), pursuant to which the Fund acquired all of assets and liabilities of the ATAC Rotation Fund (the “Predecessor Fund”), a series of Managed Portfolio Series. The Fund had no performance history prior to the Reorganization. The Predecessor Fund was deemed to be the accounting survivor of the Reorganization for financial reporting purposes and as a result, the financial statements of the Fund reflect the operations of the Predecessor Fund for the period prior to the Reorganization. The Fund commenced operations as a series of the Trust on July 14, 2025.

The investment objective of the Fund is to achieve absolute positive returns over time.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

9

Notes to Financial Statements

February 28, 2026 (Unaudited)

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2026:

ATAC Rotation Fund
	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$50,741,539	$–	$–	$50,741,539
Money Market Funds	655,913	–	–	655,913
Total Investments	$51,397,452	$–	$–	$51,397,452

Refer to the Schedule of Investments for further disaggregation of investment categories.

10

Notes to Financial Statements

February 28, 2026 (Unaudited)

Federal Income Taxes - The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Fund intends to declare as dividends in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

As of February 28, 2026, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Fund are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share is calculated by dividing the sum of the value of the securities held by a Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded

11

Notes to Financial Statements

February 28, 2026 (Unaudited)

to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a monthly management fee (the “Investment Advisory Fee”) of 1.25% of the Fund’s average daily net assets for the first $500 million; 1.15% on the next $250 million; 1.05% on the next $250 million; and 0.95% over $1 billion.

The Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding certain expenses such as taxes, leverage interest, interest expense, dividends paid on short sales, brokerage commissions, acquired fund fees and expenses, or extraordinary expenses) based upon the average daily net assets of the Fund not exceeding an annual rate of 1.69% and 1.44% of the Investor Class and Institutional Class, respectively (the “Operating Expenses Limitation Agreement”). Prior to the Reorganization, under the operating expenses limitation agreement applicable to the Predecessor Fund, the Adviser had contractually agreed to waive a portion of its management fees to ensure that total annual operating expenses of the Predecessor Fund did not exceed an annual rate of 1.74% and 1.49% of the Predecessor Fund’s Investor Class and Institutional Class, respectively.

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred. The Operating Expenses Limitation Agreement is indefinite in term but cannot be terminated through at least July 31, 2027. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser, with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

12

Notes to Financial Statements

February 28, 2026 (Unaudited)

Recoverable Through
August 2026	$129,531
August 2027	$267,896
August 2028	$263,123
February 2029	$118,031

The Sub-Adviser serves as investment sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub- Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.025% of the Fund’s average daily net assets. The Sub-Adviser has agreed to assume a portion of the Adviser’s obligation to pay Fund expenses under the Operating Expenses Limitation Agreement. For assuming the payment obligation for a portion of the Fund’s expenses, the Adviser has agreed to pay to the Sub -Adviser the portion, if any, earned by the Adviser under the Advisory Agreement. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 4 - DISTRIBUTION COSTS

The Fund has adopted a Distribution Plan pursuant to Rule 12b -1 (the “Plan”) in the Investor Class only. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class’ average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. For the periods ended February 28, 2026, the Fund’s Investor Class incurred $11,720 for expenses pursuant to the Plan.

13

Notes to Financial Statements

February 28, 2026 (Unaudited)

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

The Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the period ended February 28, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Purchases	Sales
$431,834,927	$433,035,800

For the period ended February 28, 2026, there were no purchases or sales of long-term U.S. government securities.

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended February 28, 2026 and the prior fiscal year ended August 31, 2025 were as follows:

Distributions paid from:	February 28, 2026	August 31, 2025
Ordinary Income	$865,789	$515,255

As of the most recent fiscal year ended August 31, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Cost of investments	$49,833,735
Gross tax unrealized appreciation	24,586
Gross tax unrealized depreciation	(112,111)
Net tax unrealized appreciation (depreciation)	(87,525)
Undistributed ordinary income (loss)	865,780
Undistributed long-term capital gain (loss)	–
Total distributable earnings	865,780
Other accumulated gain (loss)	(39,209,120)
Total distributable earnings/(accumulated losses)	$(38,430,865)

14

Notes to Financial Statements

February 28, 2026 (Unaudited)

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the most recent fiscal year ended August 31, 2025, the Fund had not elected to defer any post-October or late-year losses.

As of August 31, 2025, the Fund had no long-term capital loss carryovers and short-term capital loss carryovers of $39,209,120, respectively, which do not expire.

NOTE 8 - CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. Credit facility details for the period ended February 28, 2026, were as follows:

Maximum available credit	$5,000,000
Largest amount outstanding on an individual day	338,000
Average daily loan outstanding	286,500
Credit facility outstanding as of February 28, 2026	–
Average interest rate, when in use	6.75%
Interest rate terms	Prime
Interest rate as of February 28, 2026	6.75%
Expiration date	June 24, 2026

NOTE 9 - LEVERAGED ETFS

Leveraged ETFs are funds that rely on financial derivatives and/or debt (“leverage”) to amplify the investment return of an underlying index. The use of leverage will magnify the effect of any increase or decrease in the value of a Leveraged ETF’s portfolio. During the period ended February 28, 2026, the Fund invested in Leveraged ETFs.

NOTE 10 - CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the 1940 Act. As of February 28, 2026, UBS Wealth Management and RBC Capital Markets LLC, for the benefit of their customers, held 34.4% and 31.0% of the Fund, respectively.

NOTE 11 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty

15

Notes to Financial Statements

February 28, 2026 (Unaudited)

regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 12 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

16

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable

(b)	Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 5, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

* Print the name and title of each signing officer under his or her signature.